Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone Variable Series Trust
Entity Central Index Key	0000920547
Document Period End Date	Jun. 30, 2024
C000213075 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 51,918,951
Holdings Count | Holding	234
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$51,918,951
Total number of portfolio holdings	234
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	42.2%
U.S. Treasury Obligations	25.9%
Commercial Mortgage-Backed Securities	9.1%
Non-Agency Collateralized Mortgage Obligations	5.9%
U.S. Government Mortgage-Backed Obligations	5.8%
Asset-Backed Securities	5.0%
Agency Collateralized Mortgage Obligations	3.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	46.6%
AA/Aa	8.0%
A/A	14.4%
BBB/Baa	27.1%
BB/Ba	0.3%
B/B	0.4%
CC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226678 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 50,694,155
Holdings Count | Holding	204
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$50,694,155
Total number of portfolio holdings	204
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	66.1%
Corporate Bonds	18.8%
U.S. Treasury Obligations	6.5%
U.S. Government Mortgage-Backed Obligations	3.6%
Commercial Mortgage-Backed Securities	3.4%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	42.7%
AA/Aa	7.2%
A/A	18.5%
BBB/Baa	31.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193691 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 214,699,320
Holdings Count | Holding	47
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$214,699,320
Total number of portfolio holdings	47
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	31.0%
Communication Services	15.4%
Financials	13.8%
Health Care	13.1%
Consumer Discretionary	8.4%
Industrials	7.6%
Consumer Staples	4.1%
Energy	3.2%
Materials	2.5%
Real Estate	1.2%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000213076 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 214,699,320
Holdings Count | Holding	47
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$214,699,320
Total number of portfolio holdings	47
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	31.0%
Communication Services	15.4%
Financials	13.8%
Health Care	13.1%
Consumer Discretionary	8.4%
Industrials	7.6%
Consumer Staples	4.1%
Energy	3.2%
Materials	2.5%
Real Estate	1.2%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000193690 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 51,918,951
Holdings Count | Holding	234
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$51,918,951
Total number of portfolio holdings	234
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	42.2%
U.S. Treasury Obligations	25.9%
Commercial Mortgage-Backed Securities	9.1%
Non-Agency Collateralized Mortgage Obligations	5.9%
U.S. Government Mortgage-Backed Obligations	5.8%
Asset-Backed Securities	5.0%
Agency Collateralized Mortgage Obligations	3.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	46.6%
AA/Aa	8.0%
A/A	14.4%
BBB/Baa	27.1%
BB/Ba	0.3%
B/B	0.4%
CC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193689 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 50,694,155
Holdings Count | Holding	204
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$50,694,155
Total number of portfolio holdings	204
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	66.1%
Corporate Bonds	18.8%
U.S. Treasury Obligations	6.5%
U.S. Government Mortgage-Backed Obligations	3.6%
Commercial Mortgage-Backed Securities	3.4%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	42.7%
AA/Aa	7.2%
A/A	18.5%
BBB/Baa	31.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193692 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 63,570,334
Holdings Count | Holding	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$63,570,334
Total number of portfolio holdings	75
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	21.1%
Information Technology	19.8%
Health Care	17.9%
Consumer Discretionary	15.2%
Real Estate	8.3%
Financials	7.9%
Materials	3.6%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(2.6)%
Total	100.0%